MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND           Two World Trade Center

LETTER TO THE SHAREHOLDERS July 31, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended July 31, 2000, was a turbulent one for the U.S. markets. As evidence grew that the economy was on the verge of overheating, the Federal Reserve Board raised interest rates by a total of 100 basis points. The Department of Justice moved against Microsoft, and President Clinton spoke of potential controls on the patenting of biotechnology. This combination of events caused concerns about a possible slowdown in the deployment of new technology, which in turn led to a sharp correction in the NASDAQ.

The markets rebounded toward the end of the second quarter as inflation data became more benign and the economy began to slow. The best-performing sectors for the period were those that would benefit from a soft landing, including financial services, real estate and utilities, as well as steady growth sectors such as consumer staples and pharmaceuticals.

Interest rates on intermediate-term Treasuries were highly volatile during the period, as were spreads on mortgage-backed securities. Spreads are differences in yield between types of fixed-income securities, in this case, Treasuries and mortgage-backed securities. Five-year Treasuries ranged in yield between 6.81 percent and 6.08 percent. On July 31, 2000, the five-year Treasury note was yielding 6.15 percent, compared to 6.68 percent six months earlier.

During the first quarter of 2000, spreads on mortgage-backed securities widened from where they stood in late 1999. In May and June these spreads began to narrow, but by July they had broadened again. These movements were indicative of reactions to the changes in the federal funds rate and anticipation of possible future actions by the Fed. The effect was less pronounced for long-term Treasuries, which benefited from the federal government's program of buying back outstanding debt and its reduction in U.S. government debt issuance because of the budget surplus. The subsequent reduction in the supply of long-term Treasuries resulted in an inverted yield curve, on which short-term Treasury yields are higher than those of longer-term Treasuries.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PERFORMANCE AND PORTFOLIO

For the six-month period ended July 31, 2000, Morgan Stanley Dean Witter Balanced Growth Fund's Class C shares produced a total return of -3.48 percent, compared to 3.20 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500)(1) and 5.31 percent for the Lehman Brothers Government/Credit Index.(2) For the same period the Fund's Class A, B and D shares returned -3.15 percent, -3.49 percent and -3.03 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The total return figures given assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

The Fund's underperformance relative to the S&P 500 can be attributed primarily to its equity portion's value-oriented methodology, because value investing in general was out of favor during the period. The fixed-income component underperformed the Lehman index as a result of its underweighting in longer-term U.S. Treasuries.

As of July 31, 2000, the Fund's net assets totaled more than $188 million. The Fund's asset mix is 65 percent equities and 35 percent fixed-income instruments. Since late last year, the Fund's equity component has shifted its emphasis toward traditional companies that have made serious commitments to e-commerce. Consequently, the Fund took steps to restructure its portfolio during the period, initiating positions in Electronic Data Systems, Quaker Oats and Sears.

Over the course of the period, the Fund's cash equivalent reserves were drawn down as cash flows warranted. This action, coupled with some minor rebalancing of the portfolio, enabled us to increase the Fund's exposure to both U.S. agency obligations and Treasuries while reducing its exposure to mortgage-backed securities. As of July 31, 2000, the Fund's fixed-income assets were invested as follows: 64 percent in mortgage-backed securities, 15 percent in U.S. Treasuries, 18 percent in U.S. agency obligations and 3 percent in corporate debt.

---------------------
(1) The Standard & Poor's 500 Index (S&P 500) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index (formerly Lehman Brothers Government/Corporate Index) tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

LOOKING AHEAD

We continue to believe that the outlook for the financial markets and the economy is favorable. As inflation seems poised to remain low, we believe that the strength in the economy has finally begun to slow as well. As a result, it is becoming increasingly less likely that we will see further interest-rate tightening in the near future. Adjustments to the maturity structure and composition of the Fund will be made as conditions warrant and attractive opportunities become available.

We appreciate your ongoing support of Morgan Stanley Dean Witter Balanced Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FUND PERFORMANCE July 31, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
-----------------------------------------------
PERIOD ENDED 7/31/00
-------------------------
1 Year                      -7.06%(1) -11.94%(2)
Since Inception (7/28/97)    5.40%(1)  3.53%(2)

               CLASS B SHARES**
-----------------------------------------------
PERIOD ENDED 7/31/00
-------------------------
1 Year                      -7.77%(1) -11.74%(2)
Since Inception (7/28/97)    4.58%(1)  4.09%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 7/31/00
-------------------------
1 Year                       -7.74%(1) -8.54%(2)
5 Years                      10.62%(1) 10.62%(2)
Since Inception (3/28/95)    11.88%(1) 11.88%(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 7/31/00
-------------------------
1 Year                      -6.82%(1)
Since Inception (7/28/97)    5.61%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

---------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 2000 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (65.0%)
            Aerospace (2.4%)
  77,500    United Technologies Corp. ...  $  4,524,063
                                           ------------

            Aluminum (2.4%)
 147,000    Alcoa, Inc. .................     4,446,750
                                           ------------

            Auto Parts: O.E.M. (2.3%)
 295,000    Delphi Automotive Systems
             Corp. ......................     4,369,688
                                           ------------

            Beverages - Non-Alcoholic (2.5%)
 103,500    PepsiCo, Inc. ...............     4,741,593
                                           ------------
            Construction/Agricultural
             Equipment/Trucks (2.2%)
 109,000    Deere & Co. .................     4,203,313
                                           ------------
            Department Stores (2.2%)
 139,000    Sears, Roebuck & Co. ........     4,152,625
                                           ------------
            Discount Chains (2.2%)
 145,000    Target Corp. ................     4,205,000
                                           ------------
            Diversified Manufacturing (2.4%)
  51,000    Minnesota Mining &
             Manufacturing Co. ..........     4,593,188
                                           ------------

            E.D.P. Services (2.3%)
 102,000    Electronic Data Systems
             Corp........................     4,386,000
                                           ------------

            Electric Utilities (4.6%)
 155,000    GPU, Inc. ...................     4,107,500
 110,000    Unicom Corp. ................     4,516,874
                                           ------------
                                              8,624,374
                                           ------------
            Electronic Data Processing (2.4%)
  40,000    International Business
             Machines Corp. .............     4,497,500
                                           ------------

            Finance Companies (2.5%)
 180,000    Associates First Capital
             Corp. (Class A).............     4,713,750
                                           ------------

            Forest Products (2.4%)
  98,000    Weyerhaeuser Co. ............     4,477,375
                                           ------------

            Major Banks (4.4%)
  91,000    Bank of America Corp. .......     4,311,124
 225,000    KeyCorp. ....................     3,951,563
                                           ------------
                                              8,262,687
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Major Chemicals (2.4%)
 100,000    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................  $  4,531,250
                                           ------------

            Major Pharmaceuticals (2.2%)
  85,000    Bristol-Myers Squibb Co. ....     4,218,125
                                           ------------

            Major U.S. Telecommunications (2.2%)
 135,000    AT&T Corp. ..................     4,176,563
                                           ------------

            Motor Vehicles (4.6%)
  97,000    Ford Motor Co. ..............     4,516,562
  72,500    General Motors Corp. ........     4,127,968
                                           ------------
                                              8,644,530
                                           ------------

            Multi-Sector Companies (2.3%)
  85,500    General Electric Co. ........     4,397,906
                                           ------------

            Oil/Gas Transmission (2.3%)
  59,500    Enron Corp. .................     4,380,688
                                           ------------

            Other Metals/Minerals (2.5%)
 113,000    Phelps Dodge Corp. ..........     4,597,688
                                           ------------

            Package Goods/Cosmetics (2.3%)
  76,500    Procter & Gamble Co. ........     4,350,938
                                           ------------

            Packaged Foods (2.2%)
  61,500    Quaker Oats Company (The)....     4,135,875
                                           ------------

            Railroads (2.4%)
 180,000    CSX Corp. ...................     4,466,250
                                           ------------

            Semiconductors (2.4%)
  67,000    Intel Corp. .................     4,472,250
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $119,763,366)..........   122,569,969
                                           ------------
PRINCIPAL
AMOUNT IN
---------
            CORPORATE BONDS (0.9%)
            Construction/Agricultural
             Equipment/Trucks (0.1%)
$    200    Caterpillar, Inc
             9.38% due 03/15/21..........       227,066
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Diversified Financial Services (0.2%)
$    300    Abbey National PLC (United
             Kingdom)
             6.69% due 10/17/05..........  $    290,091
                                           ------------

            Diversified Manufacturing (0.0%)
     100    Minnesota Mining &
             Manufacturing Co.
             6.38% due 02/15/28..........        88,650
                                           ------------
            Electric Utilities (0.1%)
     200    Florida Power & Light Co.
             7.05% due 12/01/26..........       170,386
                                           ------------
            Finance Companies (0.3%)
     500    Associates Corp. of North
             America
             6.25% due 11/01/08..........       450,355
     150    Ford Motor Credit Corp.
             8.20% due 02/15/02..........       151,560
                                           ------------
                                                601,915
                                           ------------
            Motor Vehicles (0.1%)
     200    General Motors Corp.
             8.10% due 06/15/24..........       192,032
                                           ------------
            Multi - Sector Companies
             (0.1%)
     150    General Electric Capital
             Corp.
             8.85% due 04/01/05..........       159,588
                                           ------------

            TOTAL CORPORATE BONDS
            (Cost $1,888,355 )...........     1,729,728
                                           ------------

            U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (11.1%)
            Federal Home Loan Banks
     595     0.00% due 02/25/04..........       465,873
   3,000     0.00% due 07/02/12..........     1,118,640
   1,000     5.88% due 11/25/08..........       908,380
   2,400     5.96% due 02/05/08..........     2,221,776
                                           ------------
                                              4,714,669
                                           ------------

            Federal National Mortgage Assoc.
     183     0.00% due 02/01/04..........       143,869
     875     6.34% due 02/04/08..........       819,901
     100     6.48% due 06/28/04..........        98,231
   1,000     6.55% due 11/21/07..........       956,260
     500     6.75% due 07/30/07..........       479,510
                                           ------------
                                              2,497,771
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Resolution Funding Corp.
             (Coupon Strips)
$  1,500     0.00% due 10/15/04..........  $  1,143,075
     500     0.00% due 04/15/05..........       370,380
   1,300     0.00% due 01/15/06..........       916,604
   3,000     0.00% due 01/15/08..........     1,869,960
                                           ------------
                                              4,300,019
                                           ------------
            Tennessee Valley Authority
     298     0.00% due 04/15/04..........       232,008
                                           ------------
            U.S. Treasury Bonds
   1,405     7.50% due 11/15/24..........     1,657,043
   1,730     12.00% due 08/15/13.........     2,334,826
                                           ------------
                                              3,991,869
                                           ------------
            U.S. Treasury Notes
     800     6.125% due 08/15/07.........       797,472
   1,000     6.625% due 05/15/07.........     1,024,180
                                           ------------
                                              1,821,652
                                           ------------
            U.S. Treasury Strips
   3,000     0.00% due 08/15/06..........     2,079,780
   2,000     0.00% due 11/15/06..........     1,369,900
                                           ------------
                                              3,449,680
                                           ------------
            TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Cost $21,588,570)...........    21,007,668
                                           ------------
            U.S. GOVERNMENT AGENCY
            MORTGAGE-BACKED SECURITIES (21.9%)
            Federal Home Loan Mortgage Corp.
     322     7.00% due 02/01/28..........       311,848
     871     7.50% due
             06/01/11-08/01/11...........       868,349
                                           ------------
                                              1,180,197
                                           ------------
            Federal National Mortgage Assoc.
   4,532     6.00% due
             11/01/28-02/01/29...........     4,157,698
   3,135     6.00% due
             11/01/04-04/01/06...........     2,991,281
   1,825     6.00% due
             01/01/11-05/01/13...........     1,727,023
     989     6.50% due 09/01/29..........       933,756
     998     6.50% due
             08/01/10-06/01/13...........       963,417
   2,255     7.00% due 02/01/29..........     2,177,020
   1,570     7.00% due
             03/01/12-06/01/12...........     1,540,411
   4,816     7.50% due
             06/01/25-07/01/29...........     4,745,213
     208     8.00% due
             05/01/24-05/01/25...........       208,257
       9     8.475% due 05/01/27.........         9,263
     150     9.50% due 12/01/20..........       155,459
                                           ------------
                                             19,608,798
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

PORTFOLIO OF INVESTMENTS July 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            Government National Mortgage Assoc.
$  2,771     6.00% due
             05/15/28-12/15/28...........  $  2,552,450
   2,448     6.50% due
             08/15/25-05/15/29...........     2,321,088
   2,329     7.00% due
             09/15/23-05/15/29...........     2,260,752
   2,344     7.50% due
             09/15/25-07/15/29...........     2,321,440
   1,502     8.00% due
             04/15/26-08/15/26...........     1,513,408
                                           ------------
                                             10,969,138
                                           ------------
            Government National Mortgage Assoc. II
   7,877     6.50% due
             04/20/28-02/20/29...........     7,431,455
   2,150     7.00% due
             02/20/26-06/20/29...........     2,074,753
                                           ------------
                                              9,506,208
                                           ------------

            TOTAL U.S. GOVERNMENT AGENCY
            MORTGAGE-BACKED SECURITIES
            (Cost $42,830,508)...........    41,264,341
                                           ------------

            SHORT-TERM INVESTMENT (0.2%)
            REPURCHASE AGREEMENT
     357     The Bank of New York 6.50%
             due 08/01/00 (dated
             07/31/00; proceeds $357,305)
             (a) (Cost $357,240).........       357,240
                                           ------------

                                             VALUE
-------------------------------------------------------
TOTAL INVESTMENTS
(Cost $186,428,039)(b).........    99.1%  $186,928,946

OTHER ASSETS IN EXCESS
OF LIABILITIES...................   0.9      1,760,976
                                   ----   ------------

NET ASSETS.....................   100.0%  $188,689,922
                                  =====   ============

---------------------
(a) Collateralized by $359,250 U.S. Treasury Note 5.875% due 02/15/04 valued at $364,386.
(b) The aggregate cost for federal income tax purposes approximates the aggregated cost for book purposes. The aggregate gross unrealized appreciation is $17,160,418 and the aggregate gross unrealized depreciation is $16,659,511, resulting in net unrealized appreciation of $500,907.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $186,428,039)......................  $186,928,946
Receivable for:
    Investments sold......................     1,516,933
    Interest..............................       555,906
    Dividends.............................       333,205
    Shares of beneficial interest sold....        45,792
Prepaid expenses..........................        48,774
                                            ------------
    TOTAL ASSETS..........................   189,429,556
                                            ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest
     repurchased..........................       402,179
    Plan of distribution fee..............       157,897
    Investment management fee.............        98,464
Accrued expenses and other payables.......        81,094
                                            ------------
    TOTAL LIABILITIES.....................       739,634
                                            ------------
    NET ASSETS............................  $188,689,922
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $195,840,040
Net unrealized appreciation...............       500,907
Accumulated undistributed net investment
 income...................................     1,069,027
Accumulated net realized loss.............    (8,720,052)
                                            ------------
    NET ASSETS............................  $188,689,922
                                            ============
CLASS A SHARES:
Net Assets................................    $5,885,081
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       498,412
    NET ASSET VALUE PER SHARE.............        $11.81
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $12.46
                                            ============
CLASS B SHARES:
                                             $58,883,591
Net Assets................................
Shares Outstanding (unlimited authorized,      4,989,391
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.80
                                            ============
CLASS C SHARES:
                                            $121,000,368
Net Assets................................
Shares Outstanding (unlimited authorized,     10,256,865
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.80
                                            ============
CLASS D SHARES:
                                              $2,920,882
Net Assets................................
Shares Outstanding (unlimited authorized,        247,539
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $11.80
                                            ============

STATEMENT OF OPERATIONS
For the six months ended July 31, 2000 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest.................................  $  2,629,699
Dividends................................     1,767,780
                                           ------------

    TOTAL INCOME.........................     4,397,479
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................         7,432
Plan of distribution fee (Class B
 shares).................................       352,279
Plan of distribution fee (Class C
 shares).................................       685,341
Investment management fee................       649,174
Transfer agent fees and expenses.........       130,079
Registration fees........................        48,347
Professional fees........................        36,717
Shareholder reports and notices..........        30,461
Custodian fees...........................        21,576
Trustees' fees and expenses..............         6,341
Organizational expenses..................         5,307
Other....................................         4,310
                                           ------------

    TOTAL EXPENSES.......................     1,977,364
                                           ------------

    NET INVESTMENT INCOME................     2,420,115
                                           ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss........................    (7,466,504)
Net change in unrealized appreciation....    (3,596,655)
                                           ------------

    NET LOSS.............................   (11,063,159)
                                           ------------

NET DECREASE.............................  $ (8,643,044)
                                           ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                        MONTHS ENDED    FOR THE YEAR
                                                          JULY 31,         ENDED
                                                            2000       JANUARY 31, 2000
---------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................  $ 2,420,115      $  6,406,107
Net realized gain (loss)..............................   (7,466,504)       29,579,104
Net change in unrealized appreciation.................   (3,596,655)      (42,371,654)
                                                        ------------     ------------

    NET DECREASE......................................   (8,643,044)       (6,386,443)
                                                        ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................      (89,104)         (169,618)
    Class B shares....................................     (751,133)       (2,006,722)
    Class C shares....................................   (1,491,275)       (3,663,089)
    Class D shares....................................      (47,795)          (75,592)
Net realized gain
    Class A shares....................................     (318,133)         (584,845)
    Class B shares....................................   (3,524,302)       (9,188,841)
    Class C shares....................................   (6,864,295)      (16,779,533)
    Class D shares....................................     (159,508)         (263,468)
                                                        ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.................  (13,245,545)      (32,731,708)
                                                        ------------     ------------

Net decrease from transactions in shares of beneficial
 interest.............................................  (50,424,051)       (8,199,933)
                                                        ------------     ------------

    NET DECREASE......................................  (72,312,640)      (47,318,084)

NET ASSETS:
Beginning of period...................................  261,002,562       308,320,646
                                                        ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $1,069,027 and $1,028,219, respectively)..........  $188,689,922     $261,002,562
                                                        ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Balanced Growth Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth with reasonable current income. The Fund seeks to achieve its objective by investing in common stock of companies which have a record of paying dividends and have the potential for increasing dividends, securities convertible into common stock and in investment grade fixed income securities. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2000 (unaudited) continued


comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2000 (unaudited) continued


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $171,000 of which approximately $141,000, have been reimbursed. Such expenses have been deferred and were fully amortized as of March 27, 2000.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million and 0.575% to the portion of daily net assets in excess of $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,926,248 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2000 (unaudited) continued


months ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $77,471 and $8,791, respectively and received $6,843 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended July 31, 2000 aggregated $38,075,053, and $102,105,885, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities in the amount of $7,405,531 and $35,622,591, respectively.

For the six months ended July 31, 2000, the Fund incurred brokerage commissions of $9,125 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended July 31, 2000, the Fund incurred brokerage commissions of $33,585, with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At July 31, 2000, included in the receivable for investments sold were $877,931 for unsettled trades with DWR.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $14,000.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

NOTES TO FINANCIAL STATEMENTS July 31, 2000 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                       ENDED
                                                                    JULY 31, 2000                 JANUARY 31, 2000
                                                              -------------------------       ------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES       AMOUNT
                                                              ----------   ------------       ----------   -----------
CLASS A SHARES
Sold........................................................      93,006   $  1,181,084          457,031   $ 6,829,861
Reinvestment of dividends and distributions.................      33,008        386,980           48,583       659,711
Redeemed....................................................    (108,887)    (1,380,051)        (268,786)   (3,857,460)
                                                              ----------   ------------       ----------   -----------
Net increase -- Class A.....................................      17,127        188,013          236,828     3,632,112
                                                              ----------   ------------       ----------   -----------
CLASS B SHARES
Sold........................................................   1,001,986     12,746,875        2,180,069    32,477,102
Reinvestment of dividends and distributions.................     301,492      3,528,666          671,424     9,166,773
Redeemed....................................................  (3,000,531)   (37,754,434)      (2,811,691)  (40,151,388)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) -- Class B..........................  (1,697,053)   (21,478,893)          39,802     1,492,487
                                                              ----------   ------------       ----------   -----------
CLASS C SHARES
Sold........................................................     145,831      1,858,675        1,064,467    15,862,750
Reinvestment of dividends and distributions.................     669,329      7,835,985        1,405,960    19,192,025
Redeemed....................................................  (3,083,060)   (38,865,667)      (3,497,254)  (50,162,074)
                                                              ----------   ------------       ----------   -----------
Net decrease -- Class C.....................................  (2,267,900)   (29,171,007)      (1,026,827)  (15,107,299)
                                                              ----------   ------------       ----------   -----------
CLASS D SHARES
Sold........................................................      34,406        437,475          313,344     4,728,000
Reinvestment of dividends and distributions.................      17,684        207,303           25,143       338,834
Redeemed....................................................     (47,925)      (606,942)        (218,586)   (3,284,067)
                                                              ----------   ------------       ----------   -----------
Net increase -- Class D.....................................       4,165         37,836          119,901     1,782,767
                                                              ----------   ------------       ----------   -----------
Net decrease in Fund........................................  (3,943,661)  $(50,424,051)        (630,296)  $(8,199,933)
                                                              ==========   ============       ==========   ===========

6. FEDERAL INCOME TAX STATUS

As of January 31, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                        FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                       MONTHS ENDED         ENDED              ENDED              THROUGH
                                                       JULY 31, 2000   JANUARY 31, 2000   JANUARY 31, 1999   JANUARY 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................      $13.11           $15.01             $14.68              $14.69
                                                           ------           ------             ------              ------

Income (loss) from investment operations:
 Net investment income...............................        0.18             0.41               0.36                0.21
 Net realized and unrealized gain (loss).............       (0.61)           (0.59)              2.01                0.50
                                                           ------           ------             ------              ------

Total income (loss) from investment operations.......       (0.43)           (0.18)              2.37                0.71
                                                           ------           ------             ------              ------

Less dividends and distributions from:
 Net investment income...............................       (0.19)           (0.40)             (0.39)              (0.21)
 Net realized gain...................................       (0.68)           (1.32)             (1.65)              (0.51)
                                                           ------           ------             ------              ------

Total dividends and distributions....................       (0.87)           (1.72)             (2.04)              (0.72)
                                                           ------           ------             ------              ------

Net asset value, end of period.......................      $11.81           $13.11             $15.01              $14.68
                                                           ======           ======             ======              ======

TOTAL RETURN+........................................       (3.15)%(1)       (1.35)%            17.02%               4.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................        1.11 %(2)(3)     1.04 %(3)          1.06%(3)            1.12%(2)

Net investment income................................        2.94 %(2)(3)     2.81 %(3)          2.62%(3)            2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $5,885           $6,308             $3,670                $343

Portfolio turnover rate..............................          18 %(1)          48 %               49%                 28%

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                            FOR THE PERIOD
                                             FOR THE SIX         FOR THE YEAR          FOR THE YEAR         JULY 28, 1997*
                                            MONTHS ENDED            ENDED                 ENDED                THROUGH
                                            JULY 31, 2000      JANUARY 31, 2000      JANUARY 31, 1999      JANUARY 31, 1998
---------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period......      $13.09               $14.99                $14.67                $14.69
                                                ------               ------                ------                ------
Income (loss) from investment operations:
 Net investment income....................        0.14                 0.30                  0.21                  0.16
 Net realized and unrealized gain
   (loss).................................       (0.61)               (0.60)                 2.03                  0.49
                                                ------               ------                ------                ------

Total income (loss) from investment
 operations...............................       (0.47)               (0.30)                 2.24                  0.65
                                                ------               ------                ------                ------

Less dividends and distributions from:
 Net investment income....................       (0.14)               (0.28)                (0.27)                (0.16)
 Net realized gain........................       (0.68)               (1.32)                (1.65)                (0.51)
                                                ------               ------                ------                ------

Total dividends and distributions.........       (0.82)               (1.60)                (1.92)                (0.67)
                                                ------               ------                ------                ------

Net asset value, end of period............      $11.80               $13.09                $14.99                $14.67
                                                ======               ======                ======                ======

TOTAL RETURN+.............................       (3.49)%(1)           (2.15)%               16.09%                 4.38 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................        1.86 %(2)(3)         1.80 %(3)             1.81%(3)              1.86 %(2)

Net investment income.....................        2.19 %(2)(3)         2.05 %(3)             1.87%(3)              2.14 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...     $58,884              $87,554               $99,666               $71,900

Portfolio turnover rate...................          18 %(1)              48 %                  49%                   28 %

---------------------
 * The date the shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                                 FOR THE PERIOD
                                 FOR THE SIX                   FOR THE YEAR ENDED JANUARY 31                    MARCH 28, 1995*
                                MONTHS ENDED        ----------------------------------------------------            THROUGH
                               JULY 31, 2000++       2000++         1999++       1998***++        1997          JANUARY 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                 (unaudited)

CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period......................       $13.09          $  14.99         $14.66        $13.01         $11.92             $10.00
                                    ------          --------         ------        ------         ------             ------
Income (loss) from investment operations:
 Net investment income.......         0.14              0.30           0.22          0.32           0.25               0.31
 Net realized and unrealized
   gain (loss)...............        (0.61)            (0.60)          2.04          2.23           1.33               1.88
                                    ------          --------         ------        ------         ------             ------

Total income (loss) from
 investment operations.......        (0.47)            (0.30)          2.26          2.55           1.58               2.19
                                    ------          --------         ------        ------         ------             ------

Less dividends and
 distributions from:
 Net investment income.......        (0.14)            (0.28)         (0.28)        (0.30)         (0.27)             (0.27)**
 Net realized gain...........        (0.68)            (1.32)         (1.65)        (0.60)         (0.22)              --
                                    ------          --------         ------        ------         ------             ------

Total dividends and
 distributions...............        (0.82)            (1.60)         (1.93)        (0.90)         (0.49)             (0.27)
                                    ------          --------         ------        ------         ------             ------

Net asset value, end of
 period......................       $11.80          $  13.09         $14.99        $14.66         $13.01             $11.92
                                    ======          ========         ======        ======         ======             ======

TOTAL RETURN+................        (3.48)%(1)        (2.14)%        16.23%        19.82%         13.44%             22.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................         1.86 %(2)(4)      1.79%(4)       1.80%(4)      1.87%          1.92%(3)           --   (2)(3)

Net investment income........         2.19 %(2)(4)      2.06%(4)       1.88%(4)      2.18%          2.31%(3)           4.25%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...................     $121,000          $163,953       $203,132      $110,909       $119,416            $47,596

Portfolio turnover rate......           18 %(1)           48%            49%           28%            16%                 2%(1)

---------------------

 *   Commencement of operations.
**   Includes a capital gain distribution of $0.004.
***  Prior to July 28, 1997, the fund issued one class of shares.
     All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Morgan Stanley Dean Witter Advisors Inc. serves as
     Investment Manager ("Morgan Stanley Dean Witter Funds")
     offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have
     been designated Class C shares. Shares held prior to July
     28, 1997 which were acquired in exchange for shares of
     Morgan Stanley Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of
     dividends and distributions thereon, have been designated
     Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Morgan Stanley
     Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net
     investment income ratios would have been 1.95% and 2.28%,
     respectively, for the year ended January 31, 1997, and 2.42%
     and 1.83%, respectively, for the period ended January 31,
     1996.
(4)  Reflects overall Fund ratios for investment income and
     non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

                                                                                                              FOR THE PERIOD
                                                        FOR THE SIX      FOR THE YEAR       FOR THE YEAR      JULY 28, 1997*
                                                       MONTHS ENDED         ENDED              ENDED              THROUGH
                                                       JULY 31, 2000   JANUARY 31, 2000   JANUARY 31, 1999   JANUARY 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                        (unaudited)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.................      $13.10           $15.01             $14.68              $14.69
                                                           ------           ------             ------              ------

Income (loss) from investment operations:
 Net investment income...............................        0.20             0.44               0.37                0.24
 Net realized and unrealized gain (loss).............       (0.61)           (0.60)              2.03                0.48
                                                           ------           ------             ------              ------

Total income (loss) from investment operations.......       (0.41)           (0.16)              2.40                0.72
                                                           ------           ------             ------              ------

Less dividends and distributions from:
 Net investment income...............................       (0.21)           (0.43)             (0.42)              (0.22)
 Net realized gain...................................       (0.68)           (1.32)             (1.65)              (0.51)
                                                           ------           ------             ------              ------

Total dividends and distributions....................       (0.89)           (1.75)             (2.07)              (0.73)
                                                           ------           ------             ------              ------

Net asset value, end of period.......................      $11.80           $13.10             $15.01              $14.68
                                                           ======           ======             ======              ======

TOTAL RETURN+........................................       (3.03)%(1)       (1.20)%            17.28%               4.88%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................        0.86 %(2)(3)     0.80 %(3)          0.81%(3)            0.86%(2)

Net investment income................................        3.19 %(2)(3)     3.05 %(3)          2.87%(3)            3.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............      $2,921           $3,188             $1,853                 $16

Portfolio turnover rate..............................          18 %(1)          48 %               49%                 28%

---------------------
 *  The date the shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER BALANCED GROWTH FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such periods.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh K. Gupta
Vice President

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
BALANCED
GROWTH FUND


Semiannual Report
July 31, 2000